Goodwill, Other Intangibles, and Property and Equipment	12 Months Ended
Dec. 31, 2011
Goodwill Other Intangibles Property And Equipment [Abstract]
Goodwill And Intangible Assets Property Plant And Equipment Disclosure [Text Block]

Note 8 ― Goodwill, Other Intangibles, and Property and Equipment

Goodwill primarily relates to the Health Care segment ($2.9 billion) and, to a lesser extent, the International segment ($290 million) and increased by $45 million during 2011 primarily as a result of the acquisition of FirstAssist. The fair values of the Company's Health Care segment and International's reporting unit are substantially in excess of their carrying values therefore the risk for future impairment is unlikely.

Other intangible assets were comprised of the following at December 31:

				Weighted Average
		Accumulated	Net Carrying	Amortization
(Dollars in millions)	Cost	Amortization	Value	Period (Years)

2011
Customer relationships	$583	$313	$270	13
Other	127	27	100	12
Total reported in other assets, including other intangibles	710	340	370
Internal-use software reported in property and equipment	1,600	1,054	546	5
Total other intangible assets	$2,310	$1,394	$916

2010
Customer relationships	$587	$277	$310	12
Other	70	22	48	14
Total reported in other assets, including other intangibles	657	299	358
Internal-use software reported in property and equipment	1,379	875	504	5
Total other intangible assets	$2,036	$1,174	$862

The increase in intangible assets in 2011 primarily relates to the acquisition of FirstAssist.

Property and equipment was comprised of the following as of December 31:

		Accumulated	Net Carrying
(Dollars in millions)	Cost	Amortization	Value

2011
Internal-use software	$1,600	$1,054	$546
Other property and equipment	1,285	807	478
Total property and equipment	$2,885	$1,861	$1,024

2010
Internal-use software	$1,379	$875	$504
Other property and equipment	1,190	782	408
Total property and equipment	$2,569	$1,657	$912

Depreciation and amortization was comprised of the following for the years ended December 31:

(Dollars in millions)	2011	2010	2009
Internal-use software	$187	$161	$147
Other property and equipment	117	99	91
Depreciation and amortization of property and equipment	304	260	238
Other intangibles	41	32	30
Total depreciation and amortization	$345	$292	$268

The Company estimates annual pre-tax amortization for intangible assets, including internal-use software, over the next five calendar years to be as follows: $231 million in 2012, $186 million in 2013, $139 million in 2014, $83 million in 2015, and $68 million in 2016.